Peter Pisapia
Assistant Vice President &
Assistant Counsel

April 15, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Principal Protected Trust III

To the Securities and Exchange Commission:

      An electronic ("EDGAR") filing on Form N-1A is hereby being made under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of
1940 (the "1940 Act") on behalf of Oppenheimer Principal Protected Trust III
(the "Trust"), an investment company organized as a Massachusetts business trust.  The purpose of this filing is to register the shares of the
Oppenheimer Principal Protected Main Street Fund III, an investment series of the Trust.

      This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the
Registrant files a further amendment which specifically states that this
Registration Statement shall become effective, or until such date as the
Commission, acting pursuant to Section 8(a), shall determine.  The Registrant will file separately via EDGAR correspondence a request for selective review of the Registration Statement.

      Thank you for your attention to this matter.

                                    Very truly yours,

                                    /s/ Peter Pisapia
                                    ------------------------
                                    Peter Pisapia
                                    Assistant Vice President &
                                    Assistant Counsel
                                    212.323.0248

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